Debt Securities in Issue (Tables)	6 Months Ended
Jun. 30, 2020
Debt Securities In Issue [Abstract]
Summary of Debt Securities in Issue

	30 June 2020	31 December 2019
	£m	£m
Medium-term notes	24,800	24,522
Euro 35bn Global Covered Bond Programme	20,631	19,004
Certificates of deposit	1,795	2,806
Credit linked notes	55	60
Securitisation programmes	2,971	3,779
	50,252	50,171